Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Goodwill By Reportable Segments
The table below summarizes changes in the carrying amount of goodwill by business segment.

Dollars in millions	Government Services	Technology	Hydrocarbons Services	Other	Subtotal	Non-strategic Business	Total
Balance as of January 1, 2016:
Gross goodwill	$60	$25	$532	$—	$617	$331	$948
Accumulated impairment losses	—	—	(293)	—	(293)	(331)	(624)
Net goodwill as of January 1, 2016	$60	$25	$239	$—	$324	$—	$324
Goodwill acquired during the period	$614	$24	$—	$—	$638	$—	$638
Impairment loss	$—	$—	$—	$—	$—	$—	$—
Foreign currency translation	—	(1)	(2)	—	(3)	—	(3)

Balances as of December 31, 2016:
Gross goodwill	$674	$48	$530	$—	$1,252	$331	$1,583
Accumulated impairment losses	—	—	(293)	—	(293)	(331)	(624)
Net goodwill as of December 31, 2016	$674	$48	$237	$—	$959	$—	$959
Goodwill acquired during the period	$1	$—	$—	$—	$1	$—	$1
Purchase price adjustment	4	—	—	—	4	—	4
Impairment loss	—	—	—	—	—	—	—
Foreign currency translation	—	3	1	—	4	—	4

Balance as of December 31, 2017:
Gross goodwill	$679	$51	$531	$—	$1,261	$331	$1,592
Accumulated impairment losses	—	—	(293)	—	(293)	(331)	(624)
Net goodwill as of December 31, 2017	$679	$51	$238	$—	$968	$—	$968

Cost And Accumulated Amortization Of Intangible Assets
The cost and accumulated amortization of our intangible assets were as follows:

Dollars in millions	December 31, 2017
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$61	$—	$61
Customer relationships	17	206	(57)	149
Developed technologies	17	45	(33)	12
Other	13	49	(32)	17
Total intangible assets		$361	$(122)	$239

	December 31, 2016
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$60	$—	$60
Customer relationships	18	199	(47)	152
Developed technologies	17	46	(33)	13
Other	9	43	(20)	23
Total intangible assets		$348	$(100)	$248

Amortization Expense Of Intangible Assets	Our intangibles amortization expense is presented below:

	Years ended December 31,
Dollars in millions	2017	2016	2015
Intangibles amortization expense	$21	$14	$4

Expected Amortization Expense Of Intangibles
Our expected intangibles amortization expense for the next five years is presented below:

Dollars in millions	Expected future intangibles amortization expense
2018	$14
2019	$14
2020	$14
2021	$10
2022	$9
Beyond 2022	$117